Summary of the Changes in Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, Current, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts, Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 130	$ 2,594	$ 842
Additions: Provision for bad debt expense	37	169	1,820
Less: Write-offs	(109)	(269)	(61)
Deconsolidation - IAHGames		(2,370)
Translation adjustment	(3)	6	(7)
Balance at end of year	$ 55	$ 130	$ 2,594